1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

January 18, 2012

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               SEI Institutional Managed Trust — Correspondence Filing (File Nos. 033-09504 and 811-04878)

Ladies and Gentlemen:

On behalf of my client, SEI Institutional Managed Trust (the “Trust”), I am re-filing the Correspondence filing that was filed with the Commission via EDGAR on January 17, 2012 at 4:52 p.m. Eastern time, solely for the purpose of correcting the date of the letter from “January 17, 2011” to “January 17, 2012.”  There are no other changes to the filing other than this correction.

Please contact me at 215.963.4969 with any questions or comments. I apologize for any inconvenience.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:                                 Ms. Julie Vossler